March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 1.8%
Kingspan Group PLC	90,346	$ 7,725,477
Trane Technologies PLC	10,479	4,367,018
		12,092,495
Chemicals — 4.1%
5N Plus, Inc.(a)(b)	156,724	3,569,130
Air Liquide SA	50,523	10,443,028
Linde PLC	26,722	13,247,699
		27,259,857
Commercial Services & Supplies — 1.2%
Republic Services, Inc., Class A	21,599	4,730,613
SPIE SA	61,992	3,104,287
		7,834,900
Construction & Engineering — 1.5%
Primoris Services Corp.	26,218	3,750,223
Vinci SA	41,314	6,201,198
		9,951,421
Electric Utilities — 35.3%
American Electric Power Co., Inc.(c)	172,344	22,590,852
Constellation Energy Corp.	8,328	2,325,594
Duke Energy Corp.(c)	208,820	27,342,891
Elia Group SA	93,879	14,419,729
Enel SpA	755,495	8,259,698
Entergy Corp.	153,622	17,260,968
Exelon Corp.	342,126	16,771,017
FirstEnergy Corp.	239,884	12,152,523
NextEra Energy, Inc.(c)	521,110	48,400,697
PG&E Corp.	715,920	12,578,714
Southern Co.	275,416	26,583,152
SSE PLC	319,061	11,029,490
Xcel Energy, Inc.	181,846	14,445,846
		234,161,171
Electrical Equipment — 8.6%
Array Technologies, Inc.(a)	469,932	3,397,608
Contemporary Amperex Technology Co. Ltd., Class A	109,200	6,480,210
Hubbell, Inc., Class B	9,388	4,607,067
Nexans SA	55,520	7,552,874
Nextpower, Inc., Class A(a)	68,928	8,309,270
Prysmian SpA	71,189	8,406,786
Schneider Electric SE	16,777	4,569,747
Siemens Energy AG(a)	26,440	4,559,564
Vestas Wind Systems A/S	314,258	9,481,452
		57,364,578
Ground Transportation — 6.0%
Canadian Pacific Kansas City Ltd.	207,238	16,308,205
Union Pacific Corp.	97,810	23,730,662
		40,038,867
Independent Power and Renewable Electricity Producers — 4.1%
Capital Power Corp.	69,494	3,291,611
EDP Renovaveis SA	631,114	10,115,414
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Northland Power, Inc.	487,688	$ 8,182,473
Orron Energy AB(a)	3,401,100	2,601,127
Vistra Corp.	17,863	2,685,345
		26,875,970
Multi-Utilities — 16.1%
CenterPoint Energy, Inc.	360,110	15,542,348
CMS Energy Corp.(c)	187,302	14,530,889
Dominion Energy, Inc.	274,204	16,951,291
National Grid PLC	1,683,316	28,414,541
NiSource, Inc.	236,868	11,052,261
Sempra	205,620	19,980,095
		106,471,425
Oil, Gas & Consumable Fuels — 14.5%
Cheniere Energy, Inc.	82,844	23,507,813
Targa Resources Corp.	86,084	21,583,841
TC Energy Corp.	373,100	23,363,339
Williams Cos., Inc.	380,329	27,680,345
		96,135,338
Semiconductors & Semiconductor Equipment — 1.2%
First Solar, Inc.(a)	39,954	7,881,326
Transportation Infrastructure — 3.1%
Aena SME SA(d)	692,144	20,416,378
Total Long-Term Investments — 97.5% (Cost: $436,266,456)		646,483,726
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(e)(f)(g)	29,374	29,380
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(e)(f)	16,873,928	16,873,928
Total Short-Term Securities — 2.6% (Cost: $16,903,308)		16,903,308
Total Investments — 100.1% (Cost: $453,169,764)		663,387,034
Liabilities in Excess of Other Assets — (0.1)%		(492,934)
Net Assets — 100.0%		$ 662,894,100

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 29,224 (a)	$ —	$ 156	$ —	$ 29,380	29,374	$ 51 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	17,392,414	—	(518,486)(a)	—	—	16,873,928	16,873,928	110,048	—
				$ 156	$ —	$ 16,903,308		$ 110,099	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$ 4,367,018	$ 7,725,477	$ —	$ 12,092,495
Chemicals	16,816,829	10,443,028	—	27,259,857
Commercial Services & Supplies	4,730,613	3,104,287	—	7,834,900
Construction & Engineering	3,750,223	6,201,198	—	9,951,421
Electric Utilities	200,452,254	33,708,917	—	234,161,171
Electrical Equipment	16,313,945	41,050,633	—	57,364,578
Ground Transportation	40,038,867	—	—	40,038,867
Independent Power and Renewable Electricity Producers	16,760,556	10,115,414	—	26,875,970
Multi-Utilities	78,056,884	28,414,541	—	106,471,425
Oil, Gas & Consumable Fuels	96,135,338	—	—	96,135,338
Semiconductors & Semiconductor Equipment	7,881,326	—	—	7,881,326
Transportation Infrastructure	20,416,378	—	—	20,416,378
Short-Term Securities
Money Market Funds	16,903,308	—	—	16,903,308
	$522,623,539	$140,763,495	$—	$663,387,034
Schedule of Investments